Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
31. Subsequent events

We evaluated events that occurred subsequent to December 31, 2018 for disclosure in the consolidated financial statements and notes to the consolidated financial statements.

On February 22, 2019, the Board of Directors of the Company approved the grant of restricted stock units under the Company’s 2010 Equity Incentive Plan to certain directors and an executive officer at a total of 1,077,010 ordinary shares and with a vesting schedule on a quarterly basis. In 2019, the Company will be issuing 1,077,010 ordinary shares to certain directors and an executive officer as a share-based compensation.